Net Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (114,331)	$ (23,364)	$ (88,424)
Premium on redemption of Preferred Stock	(52,645)	0	0
Net loss for basic and diluted loss per share available to common stockholders	$ (166,976)	$ (23,364)	$ (88,424)
Weighted average number of shares outstanding - basic	130,298,000	134,226,000	132,858,000
Effect of dilutive securities	0	0	0
Weighted average number of shares and assumed conversions - diluted	130,298,000	134,226,000	132,858,000
Net loss per share attributable to common stockholders - basic	$ (1.28)	$ (0.17)	$ (0.67)
Net loss per share attributable to common stockholders - diluted	$ (1.28)	$ (0.17)	$ (0.67)